Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,577	$ 685
Less accumulated depreciation and amortization	(375)	(107)
Property and equipment, net	1,202	578
Computers and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	366	197
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	146	65
Software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,020	392
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 45	$ 31